Biological Assets (Tables)	12 Months Ended
Jun. 30, 2026
Biological Assets [Abstract]
Schedule of Biological Assets
	2026	2025
Cattle for consumption	39,751	26,859
Production cattle	13,767	32,345
Grain plantation	45,474	38,186
Cotton plantation	42,612	77,933
Sugarcane plantation	149,437	122,462
Total	291,041	297,785

Current	277,274	265,440
Noncurrent	13,767	32,345

Schedule of Area (Hectares) to be Harvested	The area (hectares) to be harvested corresponding to the biological assets is as follows:
	Planted area (Hectares)
	2026	2025
Grains	10,430	9,985
Cotton	1,873	7,766
Sugarcane	27,160	26,224
	39,463	43,975

Schedule of Changes in Agricultural Activity

a) Changes in agricultural activity

	Grains	Cotton	Sugarcane
Balance at June 30, 2024	22,138	61,896	111,636

Increases due to planting	448,427	111,954	-
Increases due to handling	-	-	300,016
Change in fair value	68,552	(5,421)	41,812
Reductions due to harvesting	(500,253)	(90,094)	(330,782)
Exchange variation	(678)	(402)	(220)

Balance at June 30, 2025	38,186	77,933	122,462

Increases due to planting	483,615	60,315	-
Increases due to handling	-	-	265,269
Change in fair value	69,754	(15,446)	(23,062)
Reductions due to harvesting	(544,730)	(80,105)	(215,197)
Exchange variation	(1,351)	(85)	(35)

Balance at June 30, 2026	45,474	42,612	149,437

Composed of:
Historical cost	40,336	38,963	117,776
Fair value	5,138	3,649	31,661
Balance on June 30, 2026	45,474	42,612	149,437

Current	45,474	42,612	149,437

Schedule of Changes in Cattle Raising Activity

b) Changes in cattle raising activity

	Heads of cattle (in number)	Cattle ($)
At June 30, 2024	17,624	41,595
Acquisition/birth costs	8,501	10,263
Handling costs	-	16,431
Sales	(7,429)	(24,184)
Deaths	(488)	(1,384)
Consumption	(34)	(139)
Exchange variation	-	(1,106)
Change in fair value	-	17,728
At June 30, 2025	18,174	59,204
Acquisition/birth costs	5,444	11,300
Handling costs	-	17,361
Sales	(10,494)	(39,132)
Deaths	(226)	(840)
Consumption	(52)	(265)
Exchange variation	-	5,056
Change in fair value	-	834
At June 30, 2026	12,846	53,518

Current	8,557	39,751
Non-current	4,289	13,767

Schedule of Quantitative Data on Cattle Raising Activity	c) Quantitative data on cattle raising activity, expressed in heads of cattle
	Consumable cattle	Production cattle	Total
At June 30, 2025	3,500	14,674	18,174
At June 30, 2026	4,409	8,437	12,846

Schedule of Fair Value Hierarchy	d) Fair value hierarchy
	2026	2025
	Amount	Amount	Fair value
Sugarcane	149,437	30,137	Level 3
Cattle	53,518	41,055	Level 2
Grains	45,474	27,209	Level 3
Cotton	42,612	61,531	Level 3

Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity

The significant non-observable inputs used in the measurement of the fair value of sugarcane, grains and cotton classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2026, are as follows:

Description	Evaluation method	Significant non-observable inputs	Rate %	Variation of non-observable inputs	Increase in inputs	Decrease in inputs
Biological asset - sugarcane	Discounted cash flow	- Yield	11.79%	Average productivity: 71.46 tons per hectare	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
		- TRS (Kg of sugar per ton of sugarcane)	11.79%	Total recoverable sugar: TRS 115 to 140 per ton of cane.	An increase in TRS generates a positive result in the fair value of biological assets.	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn	Discounted cash flow	- Yield	11.79%	Average productivity:93.85 bags per hectare	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets
Cotton	Discounted cash flow	- Yield	11.79%	Average productivity: 3.73 tons per hectare	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.

Schedule of Changes in Fair Value in the Statement of Operations

e)	Changes in fair value in the Statement of operations

	2026	2025	2024
Grains	69,754	68,552	20,407
Cotton	(15,446)	(5,421)	4,799
Sugarcane	(23,062)	41,812	21,997
Cattle	834	17,728	(6,704)
	32,080	122,671	40,499